RULE 497(J) CERTIFICATION


Date:  November 1, 1996

          Pursuant to Rule 497(j) under the Securities Act of
1933, as
amended (the "1933 Act"), Berger Institutional Products Trust
(the
"Trust"), on behalf of each of its series known as the Berger IPT
-
100 Fund, the Berger IPT - Growth and Income Fund and the Berger
IPT -
Small Company Growth Fund (the "Funds"), respectively, hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(b) or (c) under the 1933 Act would not have differed
          from those contained in Post-Effective Amendment No. 1 to
          the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement pertaining to the Funds; and

(2) the text of Post-Effective Amendment No. 1 to the Trust's
          Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October
30,
          1996.

                              BERGER INSTITUTIONAL PRODUCTS TRUST

                              on behalf of each of its series
known as
                              the Berger IPT - 100 Fund, Berger
IPT -
                              Growth and Income Fund and Berger
IPT -
                              Small Company Growth Fund


                              By:       KEVIN R. FAY

____________________________________
                                 Title: V/P, Secretary and
Treasurer